Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data (Unaudited)

(22) Quarterly Financial Data (Unaudited)

The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2018 and 2017.

	Year 2018 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$361,026	$419,800	$418,498	$427,898
Net revenues less direct advertising expenses	$222,733	$279,016	$277,799	$285,826
Net income applicable to common stock	$14,961	$100,340	$93,965	$95,601
Net income per common share basic	$0.15	$1.02	$0.95	$0.97
Net income per common share diluted	$0.15	$1.02	$0.95	$0.96

	Year 2017 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$346,362	$397,078	$399,345	$398,475
Net revenues less direct advertising expenses	$214,518	$262,003	$264,368	$259,491
Net income applicable to common stock	$41,696	$92,303	$96,240	$87,072
Net income per common share basic	$0.43	$0.94	$0.98	$0.89
Net income per common share diluted	$0.42	$0.94	$0.98	$0.89

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2018 and 2017.

	Year 2018 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$361,026	$419,800	$418,498	$427,898
Net revenues less direct advertising expenses	$222,733	$279,016	$277,799	$285,826
Net income	$15,158	$100,520	$94,165	$95,788

	Year 2017 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$346,362	$397,078	$399,345	$398,475
Net revenues less direct advertising expenses	$214,518	$262,003	$264,368	$259,491
Net income	$41,893	$92,479	$96,437	$87,249